UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23270

Blackstone / GSO Floating Rate Enhanced Income Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (212) 503-2100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 132.10%
Aerospace & Defense - 2.87%
Avolon TLB Borrower 1 LLC, First Lien Term B-3 Loan, 1M US L + 2.00%, 01/15/2025	$2,000,000	$1,988,510
Engility Corp, First Lien New Term B-2 Loan, 1M US L + 2.75%, 08/14/2023	326,775	328,001
StandardAero Aviation Holdings Inc, First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022(b)	1,000,000	994,530
Transdigm Inc, First Lien New Tranche G Term Loans Loan, 1M US L + 2.50%, 08/22/2024	1,594,000	1,596,630
Vectra Co, First Lien Initial Term Loan, 1M US L + 3.25%, 03/08/2025	897,015	898,136
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	977,273	979,716
		6,785,523

Air Transport - 1.50%
Air Medical Group Holdings Inc, First Lien 2017-2 New Term Loan, 1M US L + 4.25%, 03/14/2025	1,792,496	1,771,211
American Airlines Inc, First Lien 2017 Class B Term Loan, 1M US L + 2.00%, 04/28/2023	1,484,848	1,480,208
American Airlines Inc, First Lien 2018 Replacement Term Loan, 1M US L + 1.75%, 06/27/2025	300,000	295,437
		3,546,856

Automotive - 1.52%
American Axle & Manufacturing Inc, First Lien Tranche B Term Loan, 1M US L + 2.25%, 04/06/2024	750,000	749,531
Belron Finance US LLC, First Lien Initial Term B Loan, 3M US L + 2.50%, 11/07/2024(c)	746,250	749,515
Bright Bidco BV, First Lien 2018 Refinancing Term B Loan, 1M US L + 3.50%, 06/28/2024	597,045	593,836
CH Hold Corp, First Lien Initial Term Loan, 3M US L + 3.00%, 02/01/2024(b)	1,497,475	1,507,771
		3,600,653

Brokers, Dealers & Investment Houses - 2.09%
Dakota Holding Corp, First Lien Initial Term Loan, 3M US L + 3.25%, 02/13/2025(b)	1,261,477	1,263,452
Edelman Financial Center LLC, First Lien Initial Term Loan, 3M US L + 3.25%, 07/21/2025	2,515,723	2,534,075
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026	384,615	391,106
Focus Financial Partners LLC, First Lien Tranche B-1 Term loan Loan, 1M US L + 2.75%, 06/03/2024(b)	498,744	499,265
Focus Financial Partners LLC, First Lien Tranche B-2 Term Loan, 1M US L + 2.75%, 07/03/2024(b)(c)	268,348	269,019
		4,956,917

Building & Development - 4.11%
Builders FirstSource Inc, First Lien 2017 Initial Term Loan, 3M US L + 3.00%, 02/29/2024	1,273,096	1,275,006
C.H.I.Overhead Doors Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 07/29/2022	1,394,899	1,396,642
Hamilton Holdco LLC, First Lien Term Loan, 3M US L + 2.00%, 07/02/2025	958,015	959,812
Henry Holdings Inc, First Lien Initial Term Loan, 1M US L + 4.00%, 10/05/2023	746,212	750,413
Hillman Group Inc, First Lien Delayed Draw Term Loan, 3M US L + 3.50%, 05/30/2025(b)	273,022	273,662
Hillman Group Inc, First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025	876,978	879,035
LBM Borrower LLC, First Lien Tranche C Term Loan, 2M US L + 3.75%, 08/19/2022	765,694	769,442
Pisces Midco Inc, First Lien Initial Term Loan, 3M US L + 3.75%, 04/12/2025	637,255	639,352
Specialty Building Products Holdings LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 10/28/2023	409,343	413,182
SRS Distribution Inc, First Lien Initial Term Loan, 3M US L + 3.25%, 05/23/2025	1,272,727	1,253,318
USS Ultimate Holdings Inc, First Lien Initial Term Loan, 1M US L + 3.75%, 08/25/2024(b)	1,109,460	1,119,168
		9,729,032

Business Equipment & Services - 12.76%
Access CIG LLC, First Lien Delayed Draw Term Loan, 3M US L + 3.75%, 02/27/2025(d)	33,237	33,379
Access CIG LLC, First Lien Term B Loan, 1M US L + 3.75%, 02/27/2025(b)	881,346	885,092
Access CIG LLC, Second Lien Initial Loan, 1M US L + 7.75%, 02/27/2026	862,745	867,240
AlixPartners LLP, First Lien 2017 Refinancing Term Loan, 1M US L + 2.75%, 04/04/2024(b)	1,435,184	1,439,519
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/28/2022	746,183	736,856
AqGen Ascensus Inc, First Lien Initial Incremental Term Loan, 1M US L + 3.50%, 12/05/2022	554,167	556,594
ASGN Incorporated, First Lien Initial Term B-2 Loan, 1M US L + 2.00%, 04/02/2025	609,268	610,258
Autodata Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 12/12/2024(b)	1,348,125	1,351,495
Cast & Crew Payroll LLC, First Lien Term Loan, 1M US L + 2.75%, 09/27/2024	997,487	994,375
DG Investment Intermediate Holdings 2 Inc, First Lien Delayed Draw Term Loan, 3M US L + 3.00%, 02/03/2025(d)	19,726	19,566

	Principal Amount	Value
Business Equipment & Services (continued)
DG Investment Intermediate Holdings 2 Inc, First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	$648,178	$642,915
DG Investment Intermediate Holdings 2 Inc, Second Lien Initial Term Loan, 3M US L + 6.75%, 02/01/2026	850,000	856,375
Epicor Software Corp, First Lien Term B Loan, 1M US L + 3.25%, 06/01/2022	1,730,212	1,729,286
GI Revelation Aqcuisition LLC, First Lien Term Loan, 1M US L + 5.00%, 04/16/2025	865,517	869,036
GlobalLogic Holdings Inc, First Lien Delayed Draw Term Loan, 3M US L + 3.25%, 07/25/2025(b)(c)	58,901	59,269
Globallogic Holdings, Inc.. First Lien Term B Loan, 3M US L + 3.25%, 07/25/2025(b)(c)	412,304	414,881
IG Investments Holdings LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	1,622,973	1,630,414
Informatica LLC, First Lien Dollar Term B-1 Loan, 1M US L + 3.25%, 08/05/2022	1,394,986	1,403,209
Information Resources Inc, Second Lien Initial Term Loan, 3M US L + 8.25%, 01/20/2025(c)	1,000,000	1,007,500
KUEHG Corp, First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022(b)	1,297,468	1,302,600
Learning Care Group No. 2 Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 03/13/2025	507,156	509,481
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	748,125	747,590
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	1,600,000	1,608,168
National Intergovernmental Purchasing Alliance Co, First Lien Initial Term Loan, 1M US L + 3.75%, 05/19/2025(b)	1,128,205	1,127,500
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 3M US L + 7.50%, 05/01/2026(b)(c)	750,000	753,750
PT Intermediate Holdings III LLC, First Lien Term B Loan, 3M US L + 4.00%, 12/9/2024(b)	500,000	500,000
Red Ventures LLC, First Lien Term Loan, 1M US L + 4.00%, 11/08/2024(b)	1,607,626	1,624,908
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 03/01/2021(b)	1,147,013	1,147,013
Sedgwick Claims Management Services, Inc., Second Lien Initial Loan, 3M US L + 5.75%, 02/28/2022	1,250,000	1,263,281
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.50%, 07/17/2025(c)	651,095	656,793
TIBCO Software Inc, First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020(b)	1,000,000	1,004,220
Trans Union LLC, First Lien 2018 Incremental Term B-4 Loan, 3M US L + 2.00%, 06/19/2025	851,167	853,299
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(c)	997,500	1,002,487
		30,208,349

Cable & Satellite Television - 0.29%
Charter Communications Operating LLC, First Lien Term B Loan, 1M US L + 2.00%, 04/30/2025	695,253	696,438

Chemical & Plastics - 3.04%
Alpha US Bidco Inc, First Lien Initial Term B-1 Loan, 3M US L + 3.00%, 01/31/2024	1,203,404	1,205,847
Berry Global Inc, First Lien Term S Loan, 1M US L + 1.75%, 02/08/2020	53,595	53,742
Berry Global Inc, First Lien Term T Loan, 1M US L + 1.75%, 01/06/2021	750,000	752,017
Composite Resins Holding BV, First Lien Term B Loan, 3M US L + 4.25%, 06/27/2025(b)	1,000,000	1,006,250
HB Fuller Co, First Lien Term Loan B Loan, 1M US L + 2.00%, 10/20/2024	1,010,179	1,011,719
Spectrum Holdings III Corp, First Lien Closing Date Term Loan, 1M US L + 3.25%, 01/31/2025	815,933	816,271
Spectrum Holdings III Corp, Second Lien Closing Date Loan, 1M US L + 7.00%, 01/26/2026(c)	350,000	350,000
Univar USA Inc, First Lien Term B-3 Loan, 1M US L + 2.50%, 07/01/2024	1,252,256	1,257,046
Vantage Specialty Chemicals Holdings Inc, First Lien Closing Date Term Loan, 3M US L + 4.00%, 10/28/2024	746,250	753,712
		7,206,604

Clothing & Textiles - 0.24%
Tumi Inc, First Lien Initial Tranche B Term Loan, 1M US L + 1.75%, 04/25/2025	573,770	571,381

Conglomerates - 2.61%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 07/11/2025(c)	2,622,951	2,622,951
Sabre GLBL Inc, First Lien 2018 Other Term B Loan, 1M US L + 2.00%, 02/22/2024	1,219,543	1,222,018
SSH Group Holdings Inc, First Lien Initial Term Loan 07/18 Loan, 3M US L + 4.50%, 07/30/2025(b)(c)	370,370	372,917
TravelCLICK Inc, First Lien Term-3 Loan, 1M US L + 3.50%, 05/06/2021(b)	1,770,195	1,775,948
TravelCLICK Inc, Second Lien Initial Loan, 1M US L + 7.75%, 11/06/2021(c)	196,000	196,000
		6,189,834

	Principal Amount	Value
Containers & Glass Products - 5.19%
Berlin Packaging LLC, First Lien Initial Term Loan, 3M US L + 3.00%, 11/07/2025	$2,064,286	$2,067,300
Charter NEX US Inc, First Lien Initial Term Loan, 1M US L + 3.00%, 05/16/2024	1,493,966	1,493,346
Flex Acquisition Co Inc, First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	396,825	397,135
IBC Capital Ltd, First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	1,995,000	2,009,972
Pelican Products Inc, First Lien Term Loan, 1M US L + 3.50%, 04/19/2025	909,091	912,309
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 11/20/2023	1,697,215	1,703,054
Strategic Materials Holding Corp, First Lien Initial Term Loan, 3M US L + 3.75%, 11/01/2024	746,250	729,459
Transcendia Holdings Inc, First Lien 2017 Refinancing Term Loan, 1M US L + 3.50%, 05/30/2024	1,290,520	1,291,055
Trident TPI Holdings Inc, First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	1,676,995	1,674,480
		12,278,110

Diversified Insurance - 3.51%
Acrisure LLC, First Lien 2018-1 Additional Term Loan, 3M US L + 3.75%, 11/22/2023	1,523,596	1,525,500
Alliant Holdings Intermediate LLC, First Lien Term B Loan, 1M US L + 3.00%, 05/09/2025	1,538,810	1,540,649
Broadstreet Partners Inc, First Lien Tranche B-2 Term Loan, 1M US L + 3.25%, 11/08/2023	961,737	965,343
CP VI Bella Topco LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/14/2025	668,516	666,009
HUB International Ltd, First Lien Initial Term Loan, 3M US L + 3.00%, 04/18/2025	1,385,714	1,386,511
USI Inc, First Lien Term B Loan, 3M US L + 3.00%, 05/16/2024	1,492,481	1,490,242
York Risk Services Holding Corp, First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	746,768	726,098
		8,300,352

Drugs - 3.02%
Albany Molecular Research Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 08/30/2024	898,744	899,418
Albany Molecular Research Inc, Second Lien Initial Loan, 1M US L + 7.00%, 08/30/2025(b)	1,425,000	1,430,344
Alkermes Inc, First Lien 2023 Term Loan, 1M US L + 2.25%, 03/27/2023(c)	294,956	296,800
Amneal Pharmaceuticals LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 03/21/2025	1,573,054	1,586,826
Avantor Inc, First Lien Initial Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	1,594,000	1,608,513
Horizon Pharma, Inc., First Lien Third Amendment Refinanced Term Loan, 1M US L + 3.25%, 03/29/2024	1,327,242	1,330,560
		7,152,461

Ecological Services & Equipment - 2.26%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025(b)(c)	1,581,803	1,597,621
GFL Environmental Inc, First Lien 2018 Incremental Term Loan, 3M US L + 2.75%, 05/30/2025(b)	1,750,857	1,747,942
Gopher Resource LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 03/06/2025(b)	1,997,754	2,012,737
		5,358,300

Electronics/Electrical - 15.86%
BMC Software Finance Inc, First Lien Term Loan USD Loan, 3M US L + 4.25%, 09/01/2025(b)	2,000,000	2,001,960
CommerceHub Inc, First Lien Term Loan, 1M US L + 3.75%, 05/21/2025(c)	1,500,000	1,503,750
Compuware Corp, First Lien Tranche B-3 Term Loan, 1M US L + 3.50%, 12/15/2021	1,078,494	1,082,662
Dell International LLC, First Lien Refinancing Term B Loan, 1M US L + 2.00%, 09/07/2023	1,890,239	1,892,800
DigiCert Holdings Inc, First Lien Term Loan, 1M US L + 4.75%, 09/20/2024	1,352,147	1,357,893
DigiCert Holdings Inc, Second Lien Term Loan, 3M US L + 8.00%, 10/31/2025(b)	750,000	743,437
Energizer Holdings Inc, First Lien Term B Loan, 3M US L + 2.25%, 06/20/2025(b)	574,713	577,049
Excelitas Technologies Corp, First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	746,250	753,246
Flexera Software LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/26/2025	1,014,407	1,015,832
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	645,161	647,984
Gigamon Inc, First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(c)	373,125	375,457
Help Systems Holdings Inc, First Lien Term Loan, 1M US L + 3.75%, 03/28/2025	787,402	788,713
Hyland Software Inc, Senior Secured First Lien Term-3 Loan, 1M US L + 3.25%, 07/01/2022	178,084	178,937
Hyland Software Inc, Senior Secured Second Lien Initial Loan, 1M US L + 7.00%, 07/07/2025	1,303,913	1,325,643
Idera Inc, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	373,098	377,607
Ivanti Software Inc, First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	1,493,856	1,493,393
McAfee LLC, First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	2,191,727	2,209,141
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	2,208,193	2,216,275
Microchip Technology Incorporated, First Lien Initial Term Loan, 1M US L + 2.00%, 05/29/2025	1,188,707	1,193,165
Mitel Networks Inc, First Lien Term Loan, 3M US L + 4.50%, 07/11/2025(b)	915,493	921,361
ON Semiconductor Corp, First Lien 2018 New Replacement Term B-3 Loan, 1M US L + 1.75%, 03/31/2023	718,868	720,467

	Principal Amount	Value
Electronics/Electrical (continued)
Ping Identity Corp, First Lien Term Loan, 1M US L + 3.75%, 1/23/2025	$933,333	$935,667
Plantronics Inc, First Lien Term B Loan, 1M US L + 2.50%, 07/02/2025	1,294,118	1,294,655
Project Angel Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	298,507	298,507
Project Leopard Holdings Inc, First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	1,500,000	1,507,500
Quest Software US Holdings Inc., First Lien Term Loan, 3M US L + 4.25%, 05/16/2025	1,000,000	997,190
Quest Software US Holdings Inc., Second Lien Term Loan, 3M US L + 8.25%, 05/17/2026	500,000	499,065
Riverbed Technology Inc, First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022(b)	1,596,070	1,589,941
Rocket Software Inc, First Lien Term Loan, 3M US L + 3.75%, 10/14/2023	1,332,375	1,342,927
RP Crown Parent LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 10/12/2023	746,212	748,779
SolarWinds Holdings Inc, First Lien 2018 Refinancing Term Loan, 1M US L + 3.00%, 02/05/2024	1,603,191	1,610,758
Sophia LP, First Lien Term B Loan, 3M US L + 3.25%, 09/30/2022	1,493,089	1,497,351
TTM Technologies Inc, First Lien Term B Loan, 1M US L + 2.50%, 09/30/2024	851,655	854,053
Verint Systems Inc, First Lien Refinancing Term Loan, 1M US L + 2.00%, 06/28/2024	994,975	997,462
		37,550,627

Equipment Leasing - 0.88%
CSC SW Holdco Inc, First Lien Term B-1 Loan, 2M US L + 3.25%, 11/14/2022	1,344,720	1,349,406
Fly Funding II SARL, First Lien Term Loan, 3M US L + 2.00%, 02/09/2023	723,973	724,577
		2,073,983

Financial Intermediaries - 3.82%
ASP MCS Acquisition Corp, First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	746,231	708,920
Clipper Acquisitions Corp, First Lien Term B-1 Loan, 1M US L + 1.75%, 12/27/2024(b)(c)	1,145,248	1,143,100
First Data Corp, First Lien 2024A New Dollar Term Loan, 1M US L + 2.00%, 04/26/2024	1,500,000	1,501,290
Pre Paid Legal Services Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 05/01/2025	1,545,161	1,553,528
SS&C Technologies Inc, First Lien Term B-3 Loan, 1M US L + 2.50%, 02/28/2025	1,168,990	1,173,777
SS&C Technologies Inc, First Lien Term B-4 Loan, 1M US L + 2.50%, 02/28/2025	448,401	450,237
Vantiv LLC, First Lien Term B3 Loan, 1W US L + 1.75%, 10/16/2023	1,853,244	1,854,143
VeriFone Inc, First Lien Facility Term B Loan, 1M US L + 2.00%, 1/31/2025	274,313	274,426
Victory Capital Holdings Inc, First Lien Initial Term Loan, 3M US L + 2.75%, 02/07/2025(c)	373,428	374,595
		9,034,016

Food Products - 4.93%
CHG PPC Parent LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 03/31/2025(c)	1,722,892	1,723,968
Chobani LLC, First Lien Term B Loan, 1M US L + 3.50%, 10/10/2023	1,943,192	1,945,213
Dole Food Co Inc, First Lien Tranche B Term Loan, 3M US L + 1.75%, 04/06/2024	1,384,794	1,384,420
Hostess Brands LLC, First Lien November 2017 Refinancing Term B Loan, 1M US L + 2.25%, 08/03/2022	746,250	747,381
JBS USA LUX SA, First Lien Initial Term Loan, 3M US L + 2.50%, 10/30/2022(b)	1,595,596	1,596,163
Mastronardi Produce-USA Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 05/01/2025(b)	1,887,342	1,899,138
TKC Holdings Inc, First Lien Initial Term Loan, 1M US L + 3.75%, 02/01/2023(b)	1,732,795	1,734,961
TKC Holdings Inc, Second Lien Initial Term Loan, 1M US L + 8.00%, 02/01/2024	650,000	651,056
		11,682,300

Food Service - 4.43%
Agro Merchants North America Holdings Inc, First Lien Effective Date Loan, 3M US L + 3.75%, 12/06/2024	1,346,354	1,353,093
Aramark Services Inc, First Lien US Term B-3 Loan, 3M US L + 1.75%, 03/11/2025	443,347	444,546
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025(c)	1,833,333	1,832,188
Fogo de Chao Inc, First Lien Term Loan, 1M US L + 4.50%, 03/27/2025(c)	1,600,000	1,616,000
IRB Holding Corp, First Lien Term B Loan, 1M US L + 3.25%, 02/05/2025(b)	1,447,375	1,458,230
K-Mac Holdings Corp, First Lien Initial Term Loan, 1M US L + 3.25%, 03/07/2025	748,125	749,647
K-Mac Holdings Corp, Second Lien Initial Term Loan, 3M US L + 6.75%, 03/09/2026(b)	750,000	757,500
Tacala Investment Corp, First Lien Initial Term Loan, 1M US L + 3.25%, 01/31/2025	759,208	761,960
Tacala Investment Corp, Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	750,000	760,935
US Foods Inc, First Lien Initial Term Loan, 1M US L + 2.00%, 06/27/2023	746,193	746,764
		10,480,863

Food/Drug Retailers - 1.05%
EG America LLC, First Lien Additional Facility Loan, 3M US L + 4.00%, 02/07/2025(b)	2,138,417	2,133,295

	Principal Amount	Value
Food/Drug Retailers (continued)
EG Finco Ltd, First Lien Facility B Loan, 3M US L + 4.00%, 02/07/2025	$346,354	$345,525
		2,478,820

Health Care - 21.59%
ADMI Corp, First Lien Initial Term Loan, 1M US L + 3.25%, 04/30/2025	1,741,379	1,744,914
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 5/10/2023(b)	1,396,438	1,405,745
Auris Luxembourg III SARL, First Lien US Term Loan, 3M US L + 3.75%, 07/24/2025(b)	576,923	581,611
Certara Holdco Inc, First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024(b)	1,307,520	1,315,692
Change Healthcare Holdings LLC, First Lien Closing Date Term Loan, 1M US L + 2.75%, 03/01/2024	994,962	994,619
CHG Healthcare Services Inc, First Lien New Term Loan, 2M US L + 3.00%, 06/07/2023(b)	1,939,061	1,945,935
Concentra Inc, First Lien Term B-1 Loan, 1M US L + 2.75%, 06/01/2022	277,778	278,531
CryoLife Inc, First Lien Initial Term Loan, 3M US L + 4.00%, 11/15/2024	746,250	753,403
CVS Holdings I LP, First Lien Initial Term Loan, 1M US L + 3.00%, 02/06/2025(c)	1,415,948	1,407,099
Dentalcorp Perfect Smile ULC, First Lien Delayed Draw Term Loan, 3M US L + 0.50%, 06/06/2025(d)	4,000	4,023
Dentalcorp Perfect Smile ULC, First Lien Initial Term Loan, 1M US L + 3.75%, 06/06/2025	281,690	283,332
Endo Luxembourg Finance Co I Sarl, First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	1,045,475	1,048,199
Envision Healthcare Corp, First Lien Initial Term Loan, 1M US L + 3.00%, 12/01/2023	2,600,000	2,603,250
Equian LLC, First Lien 2018 Incremental Term B Loan, 1M US L + 3.25%, 05/20/2024	293,599	294,333
GHX Ultimate Parent Corp, First Lien Initial Term Loan, 3M US L + 3.00%, 06/28/2024	1,196,977	1,195,481
Grifols Worldwide Operations USA Inc, First Lien Tranche B Term Loan, 1W US L + 2.25%, 01/31/2025	1,492,443	1,498,547
HCA Inc, First Lien Tranche B10 Term Loan, 1M US L + 2.00%, 03/13/2025	536,958	540,800
IQVIA Inc, First Lien Term B-3 Dollar Loan, 3M US L + 1.75%, 06/09/2025	793,651	789,683
Jaguar Holding Co II, First Lien 2018 Term Loan, 1M US L + 2.50%, 08/18/2022(b)	1,797,429	1,800,467
Maravai Intermediate holdings LLC, Term Loan First Lien Loan, 3M US L + 4.25%, 07/25/2025(b)(c)	919,355	910,161
MedPlast Holdings Inc, First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	833,333	843,229
Navicure Inc, First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	481,452	483,257
Netsmart Technologies Inc, First Lien Term D-1 Loan, 1M US L + 3.75%, 04/19/2023(b)	1,718,005	1,725,564
nThrive Inc, First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022(b)	1,444,412	1,447,423
NVA Holdings, Inc., First Lien Term B-3 Loan, 1M US L + 2.75%, 2/2/2025(b)	1,249,132	1,245,747
Onex Carestream Finance LP, Second Lien Term Loan, 1M US L + 8.50%, 12/07/2019	1,500,000	1,501,170
Onex TSG Intermediate Corp, First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022(b)	1,250,000	1,246,875
Parexel International Corp, First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,793,985	1,790,621
Pearl Intermediate Parent LLC, First Lien Delayed Draw Term Loan, 3M US L + 2.75%, 02/14/2025(d)	51,605	50,680
Pearl Intermediate Parent LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025	632,230	620,904
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	1,070,588	1,073,265
PharMerica Corp, Second Lien Initial Term Loan, 1M US L + 7.75%, 12/07/2025	250,000	251,406
Phoenix Merger Sub Inc, First Lien Initial Term Loan, 1M US L + 3.50%, 12/06/2024	1,047,375	1,053,104
Press Ganey Holdings Inc, First Lien Initial Term Loan, 1M US L + 2.75%, 10/23/2023	1,298,228	1,300,461
Press Ganey Holdings Inc, Second Lien Initial Loan, 1M US L + 6.50%, 10/21/2024	500,000	506,875
Prospect Medical Holdings Inc, First Lien Term B-1 Loan, 1M US L + 5.50%, 02/22/2024	947,625	952,960
Sterigenics-Nordion Holdings LLC, First Lien Incremental Term Loan, 3M US L + 3.00%, 05/15/2022(b)	1,896,218	1,899,480
Surgery Center Holdings Inc, First Lien Initial Term Loan, 2M US L + 3.25%, 09/02/2024	746,241	747,562
Syneos Health Inc, First Lien Replacement Term B Loan, 1M US L + 2.00%, 08/01/2024	1,424,377	1,425,374
Team Health Holdings Inc, First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	746,222	726,633
TecoStar Holdings Inc, First Lien 2017 Term Loan, 1M US L + 3.50%, 05/01/2024	1,436,127	1,444,881
U.S. Anesthesia Partners Inc, First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024(b)	1,571,856	1,574,638
U.S. Renal Care Inc, First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	1,645,406	1,621,243
Valeant Pharmaceuticals International, Inc., First Lien Initial Term B Loan, 1M US L + 3.00%, 06/02/2025(b)	1,944,392	1,949,429
Wink Holdco Inc, First Lien Initial Term Loan, 1M US L + 3.00%, 12/1/2024	746,250	744,851
Wink Holdco Inc, Second Lien Initial Term Loan, 3M US L + 6.75%, 12/01/2025(b)	279,569	279,453
Zest Acquisition Corp, First Lien Initial Term Loan, 3M US L + 3.50%, 03/07/2025	1,201,534	1,200,789
		51,103,699

Health Insurance - 0.68%
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023(b)	1,600,000	1,601,904

	Principal Amount	Value
Home Furnishings - 1.76%
AI Aqua Merger Sub Inc, First Lien 2018 Tranche B-1 Term Loan, 1M US L + 3.25%, 12/13/2023	$1,958,644	$1,955,589
Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 3M US L + 2.75%, 05/02/2022(b)	1,396,474	1,400,439
Zodiac Pool Solutions LLC, First Lien USD Term Loan, 1M US L + 2.25%, 07/02/2025(b)	809,836	811,521
		4,167,549

Industrial Equipment - 4.11%
Clark Equipment Co, First Lien Refinancing Tranche B Term Loan, 3M US L + 2.00%, 05/18/2024	970,336	971,204
Filtration Group Corp, First Lien Initial Dollar Term Loan, 1M US L + 3.00%, 03/29/2025	498,750	501,398
Helix Acquisition Holdings Inc, First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024(b)	690,295	693,170
LTI Holdings Inc, First Lien Second Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024(c)	151,793	151,888
Minimax Viking GmbH - MX Holdings US Inc, First Lien US Term Loan, 3M US L + 3.00%, 06/18/2025(b)	1,201,983	1,208,745
MTS System Corp, First Lien New Tranche B Term Loan, 1M US L + 3.25%, 07/05/2023(c)	675,493	678,871
Power Products LLC, First Lien Tranche B-1 Term Loan, 3M US L + 4.00%, 12/20/2022	1,044,019	1,046,630
Pro Mach Group Inc, First Lien Initial Term Loan, 1M US L + 3.00%, 03/07/2025	1,901,990	1,891,890
Robertshaw US Holding Corp, First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,711,598	1,707,319
Titan Acquisition Ltd, First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	894,213	880,737
		9,731,852

Insurance - 1.35%
Cypress Intermediate Holdings III, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 04/29/2024	1,146,231	1,146,948
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	807,054	815,459
Gem Acquisitions Inc, First Lien Initial Term Loan, 1M US L + 3.25%, 03/02/2025	351,293	350,526
Hyperion Insurance Group Ltd - Hyperion Refinance Sarl, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	871,872	876,868
		3,189,801

Leisure Goods/Activities/Movies - 2.56%
Alpha Topco Ltd - Delta 2 Sarl, First Lien 2018 Incremental New Facility B3 Loan, 1M US L + 2.50%, 02/01/2024	972,222	967,969
Alterra Mountain Co, First Lien Initial Term Loan, 1M US L + 3.00%, 07/31/2024(b)	1,045,498	1,045,927
Alterra Mountain Company, First Lien Add On Term Loan, L + 3.00%, 07/31/2024(b)(c)	142,857	143,125
Aristocrat Technologies Inc, First Lien Term B-3 Loan, 3M US L + 1.75%, 10/19/2024	800,771	800,879
Crown Finance US Inc, First Lien Initial Dollar Tranche Term Loan, 1M US L + 2.50%, 02/28/2025	1,249,539	1,247,127
Lions Gate Capital Holdings LLC, First Lien Term B Loan, 1M US L + 2.25%, 03/24/2025	262,500	263,648
Travelport Finance Sarl, First Lien Initial Term Loans Loan, 3M US L + 2.50%, 03/17/2025	869,613	869,613
WMG Acquisition Corp, First Lien Tranche F Term Loan, 1M US L + 2.125%, 11/01/2023	731,974	730,100
		6,068,388

Lodging & Casinos - 1.35%
AP Gaming I LLC, First Lien 2018 Refinancing Term B Loan, 1M US L + 4.25%, 02/15/2024	498,741	502,898
Scientific Games International, Inc., First Lien Initial Term B-5 Loan, 2M US L + 2.75%, 08/14/2024	1,246,875	1,249,213
VICI Properties 1 LLC, First Lien Term B Loan, 1M US L + 2.00%, 12/20/2024	1,431,818	1,435,283
		3,187,394

Nonferrous Metals/Minerals - 0.89%
Aleris International Inc, First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,609,195	1,627,967
American Rock Salt Co LLC, First Lien 2018 Term Loan, 1M US L + 3.75%, 03/21/2025	487,908	489,532
		2,117,499

Oil & Gas - 2.55%
BCP Raptor LLC, First Lien Initial Term Loan, 2M US L + 4.25%, 06/24/2024	1,088,160	1,044,976
Energy Transfer Equity LP, First Lien Refinanced Term Loan, 1M US L + 2.00%, 02/02/2024	1,500,000	1,497,660
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025(c)	870,099	845,083

	Principal Amount	Value
Oil & Gas (continued)
MRC Global Inc, First Lien 2018 Refinancing Term Loan, 1M US L + 3.00%, 09/20/2024	$1,199,844	$1,205,094
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	1,466,912	1,434,368
		6,027,181

Property & Casualty Insurance - 4.01%
Applied Systems Inc, First Lien Initial Term Loan, 3M US L + 3.00%, 09/19/2024	746,241	749,871
Applied Systems Inc, Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025	500,000	517,033
AssuredPartners, Inc., First Lien 2017 September Refinancing Term Loan, 1M US L + 3.25%, 10/22/2024	1,437,293	1,440,706
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025(b)	1,547,368	1,572,513
Confie Seguros Holding II Co, First Lien Term B Loan, 3M US L + 5.25%, 04/19/2022(b)	1,796,709	1,788,480
ExamWorks Group Inc, First Lien Term B-1 Loan, 1M US L + 3.25%, 07/27/2023(b)	2,101,976	2,116,764
Solera LLC, First Lien Dollar Term Loan, 1M US L + 2.75%, 03/03/2023	1,300,000	1,302,944
		9,488,311

Publishing - 1.99%
Ancestry.com Operations Inc, First Lien Term B Loan, 1M US L + 3.25%, 10/19/2023(b)	1,594,911	1,600,142
SESAC Holdco II LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/23/2024	746,222	740,326
Shutterfly Inc, First Lien Incremental Term Loan, 1M US L + 2.75%, 08/17/2024	1,626,087	1,635,234
Southern Graphics Inc, First Lien Refinancing Term Loan, 1M US L + 3.25%, 12/31/2022	746,564	748,781
		4,724,483

Radio & Television - 1.86%
Sinclair Television Group Inc, First Lien Term Loan, 3M US L + 2.50%, 12/12/2024(b)	1,500,000	1,499,438
Univision Communications Inc, First Lien 2017 Replacement Term Loan, 1M US L + 2.75%, 03/15/2024	1,491,867	1,450,423
William Morris Endeavor Entertainment LLC, First Lien New Term B-1 Loan, 2M US L + 2.75%, 05/18/2025	1,453,488	1,450,160
		4,400,021

Retailers (except food & drug) - 0.51%
National Vision Inc, First Lien New Term Loan, 1M US L + 2.75%, 11/20/2024	1,193,985	1,198,838

Steel - 1.11%
GrafTech Finance Inc, First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025	1,509,136	1,511,498
Phoenix Services International LLC, First Lien Term B Loan, 1M US L + 3.75%, 03/01/2025(b)	1,105,625	1,114,840
		2,626,338

Surface Transport - 1.00%
Lineage Logistics LLC, First Lien Term Loan, 1M US L + 3.00%, 02/16/2025	1,406,837	1,403,320
XPO Logistics Inc, First Lien Refinancing Term Loan, 1M US L + 2.00%, 02/24/2025	961,538	964,543
		2,367,863

Telecommunications - 0.09%
Securus Technologies Holdings Inc, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 11/01/2024(b)	206,061	206,962

Telecommunications/Cellular - 5.30%
Avaya Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024(b)	1,000,000	1,005,835
C1 Holdings Corp, First Lien Term Loan, 1M US L + 3.75%, 04/04/2025	1,176,190	1,177,667
Coral US Co-Borrower LLC, First Lien Term B-4 Loan, 1M US L + 3.25%, 01/30/2026	750,000	751,267
Cyxtera DC Holdings Inc, Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	500,000	500,625
Digicel International Finance Ltd, First Lien Initial Term B Loan, 3M US L + 3.25%, 05/27/2024	994,989	958,174
Greeneden US Holdings II LLC, First Lien Tranche B-3 Dollar Term Loan, 1M US L + 3.50%, 12/01/2023	746,250	751,045
Level 3 Financing Inc, First Lien Tranche B 2024 Term Loan, 1M US L + 2.25%, 02/22/2024	750,000	752,085
Peak 10 Holding Corp, First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	497,494	496,976
Peak 10 Holding Corp, Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	250,000	249,107
SBA Senior Finance II LLC, First Lien Refinancing Term Loan, 1M US L + 2.00%, 04/04/2025	1,105,906	1,104,319
Securus Technologies Holdings Inc, First Lien Initial Term Loan, 1M US L + 4.50%, 11/01/2024	51,386	51,611
Sprint Communications, Inc., First Lien Initial Term Loan, 1M US L + 2.50%, 02/02/2024	1,592,945	1,595,334
TDC AS, First Lien Facility B2 Loan, 3M US L + 3.50%, 06/04/2025(b)	930,233	936,823

	Principal Amount	Value
Telecommunications/Cellular (continued)
TierPoint LLC, First Lien Term Loan, 1M US L + 3.75%, 05/06/2024(b)	$1,196,482	$1,185,517
TierPoint LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 05/05/2025	500,000	494,625
Vertiv Group Corp, First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	550,000	547,363
		12,558,373

Utilities - 3.41%
Brookfield WEC Holdings Inc, First Lien Initial Term Loan, 3M US L + 3.75%, 07/31/2025(b)	1,802,632	1,816,575
Brookfield WEC Holdings Inc, Second Lien Term Loan, 3M US L + 6.75%, 07/24/2026(b)	124,611	127,025
Calpine Corp, First Lien 2015 Term Loan, 3M US L + 2.50%, 01/15/2023	695,156	696,776
Eastern Power LLC, First Lien Term B Loan, 1M US L + 3.75%, 10/02/2023	1,237,707	1,245,733
Granite Acquisition Inc, First Lien Term B Loan, 3M US L + 3.50%, 12/20/2021	747,160	754,632
Helix Gen Funding LLC, First Lien Term Loan, 1M US L + 3.75%, 06/03/2024	747,337	754,134
Pike Corp, First Lien 2018 Initial Term Loan, 1M US L + 3.50%, 03/23/2025(b)	1,557,055	1,571,263
Vistra Operations Co LLC, First Lien 2018 Incremental Term Loan, 1M US L + 2.00%, 12/31/2025	1,111,215	1,109,965
		8,076,103

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $312,967,653)		312,723,978

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 5.67%
Structured Finance Obligations - 5.67%
Ares XLII Clo, Ltd. Series 2017-42A, 3M US L + 3.45%, 01/22/2028(c)(e)	1,100,000	1,107,246
Barings CLO Ltd. 2015-1 Series 2015-IA, 3M US L + 5.50%, 01/20/2031(c)(e)	250,000	246,635
Carlyle Global Market Strategies CLO 2016-1, Ltd. Series 2018-1A, 3M US L + 5.20%, 04/20/2027(c)(e)	1,500,000	1,500,075
CIFC Funding 18-IA, Ltd. Series 2018-1A, 3M US L + 5.00%, 04/18/2031(c)(e)	550,000	526,231
HPS Loan Management 6-2015, LTD Series 2018-2015, 3M US L + 5.10%, 02/05/2031(c)(e)	833,000	838,060
KKR CLO 14, Ltd. Series 2018-14, 3M US L + 6.15%, 07/15/2031(b)(c)(e)	1,000,000	1,000,000
Madison Park Funding XI, Ltd. Series 2017-11A, 3M US L + 3.25%, 07/23/2029(c)(e)	1,000,000	1,002,716
Neuberger Berman CLO XV Series 2017-15A, 3M US L + 6.75%, 10/15/2029(c)(e)	745,000	756,714
Octagon Investment Partners 18-R, Ltd. Series 2018-18A, 3M US L + 5.51%, 04/16/2031(c)(e)	1,000,000	986,371
Sound Point CLO XX, LTD Series 2018-2A, 3M US L + 6.00%, 07/26/2031(c)(e)	1,000,000	999,498
TIAA CLO I, Ltd. Series 2018-1A, 3M US L + 6.20%, 07/20/2031(c)(e)	1,500,000	1,471,279
Venture XXIII CLO, Ltd. Series 2018-23A, 3M US L + 3.05%, 07/19/2028(c)(e)	1,500,000	1,500,000
Voya CLO 2015-2, Ltd. Series 2018-2A, 3M US L + 2.95%, 07/23/2027(c)(e)	1,500,000	1,500,000
		13,434,825

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $13,444,879)		13,434,825

CORPORATE BONDS - 5.62%
Brokers, Dealers & Investment Houses - 0.31%
LPL Holdings, Inc., 5.750%, 09/15/2025(e)	750,000	729,375

Building & Development - 0.30%
Hillman Group, Inc., 6.375%, 07/15/2022(e)	750,000	720,727

Containers & Glass Products - 0.81%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M US L + 3.50%, 07/15/2021(a)(e)	1,200,000	1,217,400
Trident Merger Sub, Inc., 6.625%, 11/01/2025(e)	750,000	706,875
		1,924,275

Diversified Insurance - 0.61%
HUB International, Ltd., 7.000%, 05/01/2026(e)	750,000	754,687
York Risk Services Holding Corp., 8.500%, 10/01/2022(e)	750,000	680,625
		1,435,312

Ecological Services & Equipment - 0.11%
GFL Environmental, Inc., 5.375%, 03/01/2023(e)	268,000	250,500

	Principal Amount	Value
Electronics/Electrical - 1.59%
BMC Software Finance, Inc., 8.125%, 07/15/2021(e)	$1,250,000	$1,281,250
Energizer Gamma Acquisition, Inc., 6.375%, 07/15/2026(e)	750,000	772,725
Infor US, Inc., 6.500%, 05/15/2022	1,000,000	1,017,500
Riverbed Technology, Inc., 8.875%, 03/01/2023(e)	750,000	705,000
		3,776,475

Food Service - 0.30%
IRB Holding Corp., 6.750%, 02/15/2026(e)	750,000	714,375

Health Care - 0.96%
NVA Holdings, Inc., 6.875%, 04/01/2026(e)	750,000	750,000
Surgery Center Holdings, Inc., 8.875%, 04/15/2021(e)	750,000	774,375
Tenet Healthcare Corp., 7.000%, 08/01/2025	750,000	755,625
		2,280,000

Property & Casualty Insurance - 0.31%
AssuredPartners, Inc., 7.000%, 08/15/2025(e)	750,000	725,625

Utilities - 0.32%
Calpine Corp., 5.875%, 01/15/2024(e)	750,000	755,625

TOTAL CORPORATE BONDS
(Cost $13,339,435)		13,312,289

	Shares	Value
EXCHANGE TRADED FUNDS - 3.82%
SPDR Blackstone / GSO Senior Loan ETF	191,175	9,033,019

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,061,931)		9,033,019

MONEY MARKET MUTUAL FUNDS - 8.32%
Fidelity Investments Money Market Funds - Treasury Portfolio
(0.015% 7-Day Yield)	19,685,830	19,685,830

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $19,685,830)		19,685,830

Total Investments - 155.53%
(Cost $368,499,728)		368,189,941

Liabilities in Excess of Other Assets - (17.51)%		(41,454,824)

Leverage Facility - (38.02)%		(90,000,000)

Net Assets - 100.00%		$236,735,117

Amounts	above are shown as a percentage of net assets as of July 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

1W US L - 1 Week LIBOR as of July 31, 2018 was 1.95%

1M US L - 1 Month LIBOR as of July 31, 2018 was 2.08%

2M US L - 2 Month LIBOR as of July 31, 2018 was 2.18%

3M US L - 3 Month LIBOR as of July 31, 2018 was 2.35%

6M US L - 6 Month LIBOR as of July 31, 2018 was 2.53%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	All or a portion of this position has not settled as of July 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(c)	Level 3 asset valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	A portion of this position was not funded as of July 31, 2018. The Portfolio of Investments records only the funded portion of each position. As of July 31, 2018, the Fund had a liability for unfunded delayed draws in the amount of $1,127,719. Fair value of these unfunded delayed draws was $1,128,514.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $24,973,989, which represented approximately 10.55% of net assets as of July 31, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. GSO / Blackstone Debt Funds Management LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Class D Common Shares and Class T Common Shares (the “Class T Shares”). The Fund commenced operations on January 18, 2018. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of Class I Shares to the Adviser. As of July 31, 2018, Class I Shares (BGFLX) and Class T Shares (BGFTX) were the only shares outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Boards of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2018:

Blackstone / GSO Floating Rate Enhanced Income Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$2,851,138	$749,515	$3,600,653
Brokers, Dealers & Investment Houses	–	4,687,898	269,019	4,956,917
Business Equipment & Services	–	25,309,449	3,894,680	29,204,129
Chemical & Plastics	–	6,856,604	350,000	7,206,604
Conglomerates	–	2,997,966	3,191,868	6,189,834
Drugs	–	6,855,661	296,800	7,152,461
Ecological Services & Equipment	–	3,760,679	1,597,621	5,358,300
Electronics/Electrical	–	35,671,420	1,879,207	37,550,627
Financial Intermediaries	–	6,807,401	2,226,615	9,034,016
Food Products	–	9,958,332	1,723,968	11,682,300
Food Service	–	7,032,675	3,448,188	10,480,863
Health Care	–	48,786,439	2,317,260	51,103,699
Industrial Equipment	–	8,901,093	830,759	9,731,852
Leisure Goods/Activities/Movies	–	5,925,263	143,125	6,068,388
Oil & Gas	–	5,182,098	845,083	6,027,181
Other	–	107,376,154	–	107,376,154
Corporate Bonds	–	13,312,289	–	13,312,289
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	13,434,825	13,434,825
Exchange Traded Funds	9,033,019	–	–	9,033,019
Short Term Investments	19,685,830	–	–	19,685,830
Total	$28,718,849	$302,272,559	$37,198,533	$368,189,941

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of January 18, 2018 (Commencement of Operations)	$-	$-	$-
Accrued discount/ premium	(1,808)	(37)	(1,845)
Realized Gain/(Loss)	(1,359)	-	(1,359)
Change in Unrealized Appreciation/(Depreciation)	(14,786)	(10,054)	(24,840)
Purchases	24,294,574	13,444,916	37,739,490
Sales Proceeds	(512,913)	-	(512,913)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2018	$23,763,708	$13,434,825	$37,198,533
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2018	$(14,786)	$(10,054)	$(24,840)

Information about Level 3 fair value measurements as of July 31, 2018:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$23,763,708	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$12,434,825	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$1,000,000	Recent Financings	Transaction Price	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1, 2 or 3 during the period July 31, 2018.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At July 31, 2018, 95.71% of the Fund’s Managed Assets were held in floating rate loan interests.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At July 31, 2018, the Fund had invested $21,997,940 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment, and if the Fund acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLOs. A CLO is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLOs, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches of the secured loans.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values or as part of the Adviser’s liquidity management for purposes of meeting repurchase requests. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. During the period ended July 31, 2018, the Fund invested in an ETF sub-advised by the Adviser. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, to borrow up to a limit of $120,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.25%, subject to a stepdown to 0.15% depending on utilization, on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At July 31, 2018, the Fund had borrowings outstanding under its Leverage Facility of $90,000,000, at an interest rate of 2.93%. Due to the short term nature of the Agreement, face value approximates fair value at July 31, 2018. For the days leverage was drawn during the period ended July 31, 2018, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $43,479,730 and 2.78%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Floating Rate Enhanced Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 28, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 28, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	September 28, 2018